Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
Note 13 - Leases
We have various operating leases, principally for office space, storage facilities and operating equipment, which expire on various dates.
Supplemental balance sheet information related to leases is as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Operating lease right-of-use assets, net	1.6	0.8
Current operating lease liabilities	0.6	0.2
Non-current operating lease liabilities	0.9	0.6
Our weighted average remaining lease term for our operating leases is 2.5 years. The weighted-average discount rate of our operating leases is 8.16%.
Components of lease expenses are comprised of the following:

(In $ millions)	For the three months ended		For the six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Rig operating and maintenance expenses	5.6	4.0	10.2	8.3
General and administrative expenses	0.6	0.6	1.3	1.2
Operating lease expense	6.2	4.6	11.5	9.5
The future minimum leases payments under the Company’s non-cancellable operating leases are as follows:

(In $ millions)	June 30, 2026
2026	0.4
2027	0.8
2028	0.5
Total Minimum Lease Payments	1.7
Less: Imputed interest	(0.2)
Present value of operating liabilities	1.5
Rental income
Bareboat charter revenues from operating leases for the three and six months ended June 30, 2026 of $32.9 million and $59.5 million, respectively, and three and six months ended June 30, 2025 of $20.3 million and $27.9 million, respectively, have been recognized as “Bareboat charter revenue” in the Unaudited Condensed Consolidated Statements of Operations.
The increase in bareboat charter revenue was primarily due to a higher number of operating days in the period, driven by two of the rigs acquired in January 2026, which were operating under a bareboat charter agreement for much of the six months ended June 30, 2026 and two of our rigs which were suspended for a significant period in 2025.
The minimum future revenues to be received under the Company's operating leases on its jack-up rigs as of June 30, 2026, are as follows:

(In $ millions)	June 30, 2026
2026	68.6
2027	106.9
2028	35.8
Total minimum contractual future revenues	211.3
The cost and accumulated depreciation for jack-up rigs leased to third parties as of June 30, 2026 were $829.3 million and $175.2 million, respectively. The cost and accumulated depreciation of jack-up rigs leased to third parties as of December 31, 2025 were $687.8 million and $158.5 million, respectively.